CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	12 Months Ended
Dec. 31, 2012
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Acquisition of noncontrolling interest (as a percent)	35.00%